File Nos. 333-40309
                                                                      811-08483
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 5                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 6                                                     [X]

                      (Check appropriate box or boxes.)

     CONSECO VARIABLE ANNUITY ACCOUNT F
     -------------------------------------------------
     (Exact Name of Registrant)

     CONSECO VARIABLE INSURANCE COMPANY
     ----------------------------------------
     (Name of Depositor)

     11825 N. Pennsylvania Street
     Carmel, Indiana                                               46032-4572
     ---------------------------------------------------           ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)


Depositor's Telephone Number, including Area Code   (317) 817-3700

     Name and Address of Agent for Service
       Michael A. Colliflower
       Conseco Variable Insurance Company
       11825 N. Pennsylvania Street
       Carmel, Indiana 46032-4572
       (317) 817-3700

     Copies to:
       Judith A. Hasenauer
       Blazzard, Grodd & Hasenauer, P.C.
       943 Post Road East
       Westport, CT 06880


It is proposed that this filing will become effective:

    _____ immediately upon filing pursuant to paragraph (b) of Rule 485
    _____ on (date) pursuant to paragraph (b) of Rule 485
    __X__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Group and Individual Fixed and Variable Annuity Contracts and Certificates


================================================================================



                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                                  Location
--------                                                                  --------

                                     PART A

Item 1.          Cover Page                                               Cover Page

Item 2.          Definitions                                              Index of Special Terms

Item 3.          Synopsis                                                 Highlights

Item 4.          Condensed Financial Information                          Appendix-Condensed
                                                                          Financial Information
Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          Conseco Variable; The
                                                                          Separate Account;
                                                                          Investment Options;
                                                                          Appendix B

Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Income Phase)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information


                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
--------                                                                        --------

                                     PART B

Item 15.            Cover Page                                                  Cover Page

Item 16.            Table of Contents                                           Table of Contents

Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable

Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Calculation of Performance
                                                                                Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.



                                     PART A

                         The Fixed and Variable Annuity

                                    issued by

                       Conseco Variable Annuity Account F

                                       and

                       Conseco Variable Insurance Company



     This prospectus describes the Group and Individual Fixed and Variable Annuity Contract offered by Conseco Variable Insurance Company (Conseco Variable).

     The annuity Contract has 42 investment choices--a fixed account which offers an interest rate which is guaranteed not to be less than 3% by Conseco Variable, the interest adjustment account and 40 investment portfolios listed below. You can put your money in the fixed account, the interest adjustment account and/or the investment portfolios. Currently, you can invest in up to 15 investment portfolios at one time.

Conseco Series Trust
Managed by Conseco Capital Management, Inc.

     o    Balanced Portfolio

     o    Equity Portfolio

     o    Fixed Income Portfolio

     o    Government Securities Portfolio

     o    Money Market Portfolio

The Alger American Fund
Managed by Fred Alger Management, Inc.

     o    Alger American Growth Portfolio

     o    Alger American Leveraged AllCap Portfolio

     o    Alger American MidCap Growth Portfolio

     o    Alger American Small Capitalization Portfolio

American Century Variable Portfolios, Inc.
Managed by American Century Investment Management, Inc.

     o    VP Income & Growth

     o    VP International

     o    VP Value

Berger Institutional Products Trust
Managed by Berger Associates, Inc.

     o    Berger IPT -Growth Fund (formerly, Berger IPT -100 Fund)

     o    Berger IPT Growth and Income Fund

     o    Berger IPT Small Company Growth Fund

Managed by BBOI Worldwide, LLC

     o    Berger/BIAM IPT International Fund

The Dreyfus Socially Responsible Growth Fund, Inc.
Managed by The Dreyfus Corporation

Dreyfus Stock Index Fund
Managed by The Dreyfus Corporation

Dreyfus Variable Investment Fund
Managed by The Dreyfus Corporation

     o    Disciplined Stock Portfolio

     o    International Value Portfolio


Federated Insurance Series
Managed by Federated Investment Management Company

     o    Federated High Income Bond Fund II

     o    Federated Utility Fund II

Managed by Federated Global Investment Management Corp.

     o    Federated International Equity Fund II

INVESCO Variable Investment Funds, Inc.
Managed by INVESCO Funds Group, Inc.

     o    INVESCO VIF - High Yield Fund

     o    INVESCO VIF - Equity Income Fund

Janus Aspen Series
Managed by Janus Capital Corporation

     o    Aggressive Growth Portfolio

     o    Growth Portfolio

     o    Worldwide Growth Portfolio

Lazard Retirement Series, Inc.
Managed by Lazard Asset Management

     o    Lazard Retirement Equity Portfolio

     o    Lazard Retirement Small Cap Portfolio

Lord Abbett Series Fund, Inc.
Managed by Lord, Abbett & Co.

     o    Growth and Income Portfolio

Mitchell Hutchins Series Trust
Managed by Mitchell Hutchins Asset Management Inc.

     o    Growth and Income Portfolio

Neuberger Berman Advisers Management Trust
Managed by Neuberger Berman Management Inc.

     o    Limited Maturity Bond Portfolio

     o    Partners Portfolio

Strong Opportunity Fund II, Inc.
Managed by Strong Capital Management, Inc.

     o    Opportunity Fund II

Strong Variable Insurance Funds, Inc.
Managed by Strong Capital Management, Inc.

     o    Strong Mid Cap Growth Fund II

Van Eck Worldwide Insurance Trust
Managed by Van Eck Associates Corporation

     o    Worldwide Bond Fund

     o    Worldwide Emerging Markets Fund

     o    Worldwide Hard Assets Fund

     o    Worldwide Real Estate Fund


     Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Conseco Advantage Fixed and Variable Annuity Contract.

     To learn more about the Conseco Advantage Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 824-2726 or write us at our administrative office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

The Contracts:

     o    are not bank deposits

     o    are not federally insured

     o    are not endorsed by any bank or government agency

     o    are not guaranteed and may be subject to loss of principal


     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                                                    May 1, 2000


                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account F
                                                    Individual and Group Annuity

================================================================================

Table of Contents
                                                                            Page

Index of Special Terms......................................................
Highlights..................................................................
Fee Table...................................................................

1.  The Conseco Advantage Annuity Contract .................................

2.  Annuity Payments (The Income Phase).....................................

3.  Purchase................................................................
    Purchase Payments........................................................
    Allocation of Purchase Payments..........................................
    Free Look................................................................
    Accumulation Units.......................................................

4.  Investment Options.......................................................
    Investment Portfolios....................................................
    Voting Rights............................................................
    Substitution.............................................................
    The Fixed Account........................................................
    Transfers................................................................
    Dollar Cost Averaging Program............................................
    Rebalancing Program......................................................
    Asset Allocation Program.................................................
    Sweep Program............................................................

5.  Expenses.................................................................
    Insurance Charges........................................................
    Contract Maintenance Charge..............................................
    Contingent Deferred Sales Charge.........................................
    Reduction or Elimination of the Contingent Deferred Sales Charge.........
    Transfer Fee.............................................................
    Premium Taxes............................................................
    Income Taxes.............................................................
    Investment Portfolio Expenses............................................

6.  Taxes....................................................................
    Annuity Contracts in General.............................................
    Qualified and Non-Qualified Contracts....................................
    Withdrawals--Non-Qualified Contracts.....................................
    Withdrawals--Qualified Contracts.........................................
    Withdrawals--Tax-Sheltered Annuities.....................................
    Diversification..........................................................
    Investor Control.........................................................

7.  Access To Your Money.....................................................
    Systematic Withdrawal Program............................................
    Suspension of Payments or Transfers......................................

8.  Performance.............................................................

9.  Death Benefit...........................................................
    Upon Your Death.........................................................
    Death of Annuitant......................................................

10. Other Information.......................................................
    Conseco Variable........................................................
    The Separate Account. ..................................................
    Distributor.............................................................
    Ownership...............................................................
    Beneficiary.............................................................
    Assignment..............................................................
    Financial Statements....................................................

Table of Contents of the Statement of Additional Information................

Appendix A--Condensed Financial Information.................................

Appendix B -Participating Investment Portfolios............................



                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account F
                                                    Individual and Group Annuity

================================================================================

Index of Special Terms

     We have written this prospectus in plain English. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified some of these words or terms below. The page reference indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Accumulation Phase.........................................................
Accumulation Unit..........................................................
Annuitant..................................................................
Annuity Date...............................................................
Annuity Options............................................................
Annuity Payments...........................................................
Annuity Unit...............................................................
Beneficiary................................................................
Contract...................................................................
Income Phase...............................................................
Investment Portfolios......................................................
Joint Owner................................................................
Non-Qualified..............................................................
Owner......................................................................
Purchase Payment...........................................................
Qualified..................................................................
Tax-Deferral...............................................................


                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, (the owner) and us (the insurance company). The contract provides a means for investing on a tax-deferred basis in our fixed account (where available), our interest adjustment account and/or 40 investment portfolios. The contract is intended for retirement savings or other long-term tax-deferred investment purposes.

All deferred annuity contracts, like the contract, have two periods: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a charge of up to 7% of each purchase payment withdrawn. The income phase occurs when you begin receiving regular annuity payments from your contract.

You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire income phase.

Free Look. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law.

Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation phase, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income.

Inquiries.  If you need more information, please contact us at:

                                    Conseco Variable Insurance Company
                                    11815 N. Pennsylvania Street
                                    Carmel, Indiana 46032
                                    (800) 824-2726



================================================================================

Fee Table

OWNER TRANSACTION EXPENSES

Contingent Deferred Sales Charge (as a percentage of Purchase Payments) (See
Note 2 under "Explanation of Fee Table and Examples")

     No. of Years from Receipt of Payment                          Charge
     ====================================================================
     First Year....................................................   7%
     Second Year...................................................   7%
     Third Year....................................................   6%
     Fourth Year...................................................   5%
     Fifth Year....................................................   4%
     Sixth Year....................................................   3%
     Seventh Year..................................................   2%
     Eighth Year and more..........................................   0%
     ====================================================================


Transfer Fee (see Note 3 under "Explanation of Fee Table and Examples")


No charge for one transfer in each 30 day period during the accumulation phase. Thereafter, we will charge a fee of $25 per transfer. We will not charge for the two transfers allowed each year during the income phase.


CONTRACT MAINTENANCE CHARGE

(see Note 4 under "Explanation of Fee Table and Examples")
$30 per Contract per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and Expense Risk Charge                    1.25%
Administrative Charge                                 .15%
                                                     ----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES               1.40%



INVESTMENT PORTFOLIO EXPENSES:
(as a percentage of the average daily net assets of an investment portfolio)





                                                                                      OTHER EXPENSES
                                                                                          (AFTER
                                                                                          EXPENSE             TOTAL ANNUAL
                                                                                       REIMBURSEMENT        PORTFOLIO EXPENSES
                                                                                        FOR CERTAIN          (AFTER EXPENSE
                                                                                        PORTFOLIOS)         REIMBURSEMENT FOR
                                                          MANAGEMENT      12b-1                                  CERTAIN
                                                             FEES         FEES                                 PORTFOLIOS)
------------------------------------------------------  --------------- --------   ---------------------  ---------------------





CONSECO SERIES TRUST (a)
Balanced Portfolio (b)................................       0.75%         --              0.00%                  0.75%
Equity Portfolio (b)..................................       0.80%         --              0.00%                  0.80%
Fixed Income Portfolio................................       0.70%         --              0.00%                  0.70%
Government Securities Portfolio.......................       0.70%         --              0.00%                  0.70%
Money Market Portfolio (b)............................       0.45%         --              0.00%                  0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio.......................       0.75%         --              0.04%                  0.79%
Alger American Leveraged AllCap Portfolio (c).........       0.85%         --              0.11%                  0.96%
Alger American Mid Cap Growth Portfolio...............       0.80%         --              0.04%                  0.84%
Alger American Small Capitalization Portfolio.........       0.85%         --              0.04%                  0.89%

AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
VP Income & Growth....................................       0.70%         --              0.00%                  0.70%
VP International......................................       1.50%         --              0.00%                  1.50%
VP Value..............................................       1.00%         --              0.00%                  1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund (d)............................       0.00%         --              1.00%                  1.00%
Berger IPT--Growth and Income Fund (d)................       0.00%         --              1.00%                  1.00%
Berger IPT--Small Company Growth Fund (d).............       0.00%         --              1.15%                  1.15%
Berger/BIAM IPT--International Fund (d)...............       0.00%         --              1.20%                  1.20%

THE DREYFUS SOCIALLY RESPONSIBLE                             0.75%         --              0.05%                  0.80%
GROWTH FUND, INC


DREYFUS STOCK INDEX FUND                                     0.25%         --              0.01%                  0.26%
DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio...........................       0.75%         --              0.13%                  0.88%
International Value Portfolio.........................       1.00%         --              0.29%                  1.29%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II....................       0.60%         --              0.18%                  0.78%
Federated International Equity Fund II (e)............       0.53%         --              0.72%                  1.25%
Federated Utility Fund II (e).........................       0.68%         --              0.25%                  0.93%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund (f)....................       0.60%         --              0.47%                  1.07%
INVESCO VIF - Equity Income Fund (f) (g)............        0.75%         --              0.18%                  0.93%

JANUS ASPEN SERIES
Aggressive Growth Portfolio..........................       0.72%         --              0.03%                  0.75%
Growth Portfolio (h).................................       0.65%         --              0.03%                  0.68%
Worldwide Growth Portfolio (h).......................       0.65%         --              0.07%                  0.72%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio (i)...............       0.75%        0.25%            0.25%                  1.25%
Lazard Retirement Small Cap Portfolio (i)............       0.75%        0.25%            0.25%                  1.25%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio...........................      0.50%         --              0.26%                  0.76%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio...........................      0.70%         --              0.34%                  1.04%

NEUBERGER BERMAN ADVISERS MANAGEMENT
TRUST (j)
Limited Maturity Bond Portfolio.......................      0.65%         --              0.11%                  0.76%
Partners Portfolio....................................      0.78%         --              0.06%                  0.84%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II...................................      1.00%         --              0.14%                  1.14%

STRONG VARIABLE INSURANCE FUNDS, INC
Strong Mid Cap Growth Fund II (k)....................       1.00%         --              0.20%                  1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (l)
Worldwide Bond Fund...................................      1.00%         --              0.15%                  1.15%
Worldwide Emerging Markets Fund.......................      1.00%         --              0.61%                  1.61%
Worldwide Hard Assets Fund............................      1.00%         --              0.20%                  1.20%
Worldwide Real Estate Fund............................      1.00%          -              4.32%                  5.32%



(a) The expense information in the table has been restated to reflect current fees. Pursuant to a contractual arrangement with Conseco Series Trust, Conseco Capital Management, Inc., the Trust's adviser, has agreed to waive fees and/or reimburse portfolio expenses through 4/30/00, so that the annual operating expenses of each portfolio are limited to the Total Annual Expenses for each respective portfolio, as set forth above. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The total percentages in the above table are after reimbursement. In the absence of expense reimbursement, the total estimated fees and expenses for 1999 would total: 0.83% for the Money Market
     Portfolio; 0.97% for the Government Securities Portfolio; 0.89% for the Fixed Income Portfolio; 1.01% for the Balanced Portfolio and 0.95% for the Equity Portfolio.

(b) Conseco Capital Management, Inc., since January 1, 1993, has waived its management fees in excess of the annual rates set forth above. Absent such fee waivers, the management fees would be: .85% for the Balanced Portfolio; .85% for the Equity Portfolio; and .70% for the Money Market Portfolio.

(c) The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .03% of interest expense.

(d) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT Growth Fund and the Berger IPT Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of the Berger IPT Small Company Growth Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, the Management Fee for the Berger IPT Growth Fund, Berger IPT Growth and Income Fund, the Berger IPT Small Company Growth Fund and the Berger/BIAM IPT International Fund would have been .75%, .75%, .90%, and .90% respectively, and their Total Annual Portfolio Expenses would have been 2.88%, 1.99%, 2.19% and 2.85%, respectively.

(e) In the absence of a voluntary waiver by Federated Investment Management Company, the Funds' investment adviser, the Management Fee and Total Annual Portfolio Expenses would have been 0.75% and 1.00%, respectively, for Utility Fund II. Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Investment Management Company, the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 1.00% and 1.72%, respectively.

(f) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its transfer agent and/or custodian fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown do not reflect these reductions.

(g) Certain expenses of the Fund are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. In the absence of such absorption, Other Expenses and Total Annual Fund Operating Expenses for the year ended December 31, 1998 were 0.42% and 1.17%, respectively. This commitment may be changed at any time following consultation with the board of directors.

(h) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation, the investment adviser of the Janus Aspen Series. Without such waivers or reductions, the total fees and expenses in 1998 would have totaled: 0.75% for Growth and 0.74% for Worldwide Growth.

(i) Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 1999 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 1998 would have been 21.32% for the Lazard Retirement Equity Portfolio and 16.20% for the Lazard Retirement Small Cap Portfolio.

(j) Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

(k) Strong Capital Management, Inc., the investment adviser of the Strong Mid Cap Growth Fund II, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. In the absence of the expense cap, total annual portfolio expenses for the year ended December 31, 1998 were 1.60%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

(l) Van Eck Associates Corporation (the "Adviser") agreed to assume expenses exceeding 1.50% of the Worldwide Emerging Markets Fund's average daily net assets. The Worldwide Hard Assets Fund's Other Expenses was reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. This arrangement is not reflected in the table above. With these arrangements, the Other Expenses were 0.16% and total portfolio expenses were 1.16%. For the Worldwide Real Estate Fund, the Adviser agreed to waive its management fees and assume certain expenses for the period January 1, 1998 to February 28, 1998. The Adviser also agreed to assume expenses exceeding 1.00% of the Worldwide Real Estate Fund's average daily net assets for the period March 1, 1998 to December 31, 1998. The Worldwide Real Estate Fund expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. With these arrangements, the Management Fee was 0%, the Other Expenses were 0.89% and Total Portfolio Expenses were 0.89% for the Worldwide Real Estate Fund.


Explanation of Fee Table and Examples

     1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the Contract. The Fee Table reflects expenses of the Separate Account as well as the Investment Portfolios.

     2. Every year you can take money out of your Contract, without the contingent deferred sales charge, of an amount equal to the greater of: (i) 10% of the value of your Contract or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity, or (iii) the total of your Purchase Payments that have been in the Contract more than 7 complete years.

     3. Conseco Variable will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the Accumulation Phase if the transfer is for the Dollar Cost Averaging, Sweep or Rebalancing Programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

     4. Conseco Variable will not charge the contract maintenance charge if the value of your Contract is $50,000 or more. However, if you make a complete withdrawal, we will charge the contract maintenance charge.

     5. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     6. The assumed average Contract size is $30,000.

     7. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     There is Condensed Financial Information in Appendix A to this prospectus.


Examples:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a) if you surrender your Contract at the end of each time period; (b) if you do not surrender your Contract; (c) if you annuitize your Contract (except under certain circumstances).

                                                                                               TIME PERIODS
                                                                              1 YEAR        3 YEARS       5 YEARS       10 YEARS
================================================================================================================================
CONSECO SERIES TRUST
Balanced .................................................................    (a)$ 85       (a)$123       (a)$154       (a)$255
                                                                              (b)$ 23       (b)$ 69       (b)$119       (b)$255
                                                                              (c)$ 85       (c)$123       (c)$119       (c)$255
Equity ...................................................................    (a)$ 86       (a)$124       (a)$157       (a)$260
                                                                              (b)$ 23       (b)$ 71       (b)$121       (b)$260
                                                                              (c)$ 86       (c)$124       (c)$121       (c)$260
Fixed Income .............................................................    (a)$ 85       (a)$121       (a)$152       (a)$250
                                                                              (b)$ 22       (b)$ 68       (b)$116       (b)$250
                                                                              (c)$ 85       (c)$121       (c)$116       (c)$250
Government Securities ....................................................    (a)$ 85       (a)$121       (a)$152       (a)$250
                                                                              (b)$ 22       (b)$ 68       (b)$116       (b)$250
                                                                              (c)$ 85       (c)$121       (c)$116       (c)$250
Money Market .............................................................    (a)$ 82       (a)$114       (a)$139       (a)$224
                                                                              (b)$ 20       (b)$ 60       (b)$104       (b)$224
                                                                              (c)$ 82       (c)$114       (c)$104       (c)$224

THE ALGER AMERICAN FUND
Alger American Growth ....................................................    (a)$ 86       (a)$124       (a)$156       (a)$259
                                                                              (b)$ 23       (b)$ 71       (b)$121       (b)$259
                                                                              (c)$ 86       (c)$124       (c)$121       (c)$259
Alger American Leveraged AllCap...........................................    (a)$ 87       (a)$129       (a)$165       (a)$276
                                                                              (b)$ 25       (b)$ 76       (b)$129       (b)$276
                                                                              (c)$ 87       (c)$129       (c)$129       (c)$276
Alger American MidCap Growth..............................................    (a)$ 86       (a)$126       (a)$159       (a)$264
                                                                              (b)$ 23       (b)$ 72       (b)$123       (b)$264
                                                                              (c)$ 86       (c)$126       (c)$123       (c)$264
Alger American Small Capitalization.......................................    (a)$ 87       (a)$127       (a)$161       (a)$269
                                                                              (b)$ 24       (b)$ 74       (b)$126       (b)$269
                                                                              (c)$ 87       (c)$127       (c)$126       (c)$269

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC
VP Income & Growth .......................................................    (a)$ 85       (a)$121       (a)$152       (a)$250
                                                                              (b)$ 22       (b)$ 68       (b)$116       (b)$250
                                                                              (c)$ 85       (c)$121       (c)$116       (c)$250
VP International .........................................................    (a)$ 93       (a)$145       (a)$192       (a)$328
                                                                              (b)$ 30       (b)$ 92       (b)$156       (b)$328
                                                                              (c)$ 93       (c)$145       (c)$156       (c)$328
VP Value .................................................................    (a)$ 88       (a)$130       (a)$167       (a)$280
                                                                              (b)$ 25       (b)$ 77       (b)$131       (b)$280
                                                                              (c)$ 88       (c)$130       (c)$131       (c)$280
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT -Growth.......................................................     (a)$ 88       (a)$130       (a)$167       (a)$280
                                                                              (b)$ 25       (b)$ 77       (b)$131       (b)$280
                                                                              (c)$ 88       (c)$130       (c)$131       (c)$280
Berger IPT--Growth and Income ............................................    (a)$ 88       (a)$130       (a)$167       (a)$280
                                                                              (b)$ 25       (b)$ 77       (b)$131       (b)$280
                                                                              (c)$ 88       (c)$130       (c)$131       (c)$280
Berger IPT--Small Company Growth .........................................    (a)$ 89       (a)$135       (a)$174       (a)$295
                                                                              (b)$ 27       (b)$ 81       (b)$139       (b)$295
                                                                              (c)$ 89       (c)$135       (c)$139       (c)$295
Berger/BIAM IPT International ...........................................     (a)$ 90       (a)$136       (a)$177       (a)$300
                                                                              (b)$ 27       (b)$ 83       (b)$141       (b)$300


                                                                                               TIME PERIODS
                                                                              1 YEAR        3 YEARS       5 YEARS       10 YEARS
================================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.........................    (a) $86       (a)$124       (a)$157       (a)$260
                                                                              (b) $23       (b)$ 71       (b)$121       (b)$260
                                                                              (c) $86       (c)$124       (c)$121       (c)$260

Dreyfus Stock Index Fund..................................................    (a) $80       (a)$108       (a)$129       (a)$204
                                                                              (b) $18       (b)$ 55       (b)$ 94       (b)$204
                                                                              (c) $80       (c)$108       (c)$ 94       (c)$204
DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock ........................................................    (a) $87       (a)$127       (a)$161       (a)$268
                                                                              (b) $24       (b)$ 73       (b)$125       (b)$268
                                                                              (c) $87       (c)$127       (c)$125       (c)$268
International Value ......................................................    (a) $91       (a)$139       (a)$181       (a)$308
                                                                              (b) $28       (b)$ 86       (b)$146       (b)$308
                                                                              (c) $91       (c)$139       (c)$146       (c)$308
Federated Insurance Series
Federated High Income Bond II ............................................    (a) $86       (a)$124       (a)$156       (a)$258
                                                                              (b) $23       (b)$ 70       (b)$120       (b)$258
                                                                              (c) $86       (c)$124       (c)$120       (c)$258
Federated International Equity II.........................................    (a) $90       (a)$138       (a)$179       (a)$305
                                                                              (b) $28       (b)$ 84       (b)$144       (b)$305
                                                                              (c) $90       (c)$138       (c)$144       (c)$305
Federated Utility II......................................................    (a) $87       (a)$128       (a)$163       (a)$273
                                                                              (b) $24       (b)$ 75       (b)$128       (b)$273
                                                                              (c) $87       (c)$128       (c)$128       (c)$273
INVESCO Variable Investment Funds, Inc.
INVESCO VIF-- High Yield..................................................    (a) $89       (a)$133       (a)$170       (a)$287
                                                                              (b) $26       (b)$ 79       (b)$135       (b)$287
                                                                              (c) $89       (c)$133       (c)$135       (c)$287
INVESCO VIF-- Equity Income...............................................    (a) $87       (a)$128       (a)$163       (a)$273
                                                                              (b) $24       (b)$ 75       (b)$128       (b)$273
                                                                              (c) $87       (c)$128       (c)$128       (c)$273
JANUS ASPEN SERIES
Aggressive Growth.........................................................    (a) $85       (a)$123       (a)$154       (a)$255
                                                                              (b) $23       (b)$ 69       (b)$119       (b)$255
                                                                              (c) $85       (c)$123       (c)$119       (c)$255
Growth....................................................................    (a) $85       (a)$121       (a)$151       (a)$248
                                                                              (b) $22       (b)$ 67       (b)$115       (b)$248
                                                                              (c) $85       (c)$121       (c)$115       (c)$248
Worldwide Growth..........................................................    (a) $85       (a)$122       (a)$153       (a)$252
                                                                              (b) $22       (b)$ 68       (b)$117       (b)$252
                                                                              (c) $85       (c)$122       (c)$117       (c)$252
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity..................................................    (a) $90       (a)$138       (a)$179       (a)$305
                                                                              (b) $28       (b)$ 84       (b)$144       (b)$305
                                                                              (c) $90       (c)$138       (c)$144       (c)$305
Lazard Retirement Small Cap...............................................    (a) $90       (a)$138       (a)$179       (a)$305
                                                                              (b) $28       (b)$ 84       (b)$144       (b)$305
                                                                              (c) $90       (c)$138       (c)$144       (c)$305
LORD ABBETT SERIES FUND, INC.
Growth and Income.........................................................    (a) $85       (a)$123       (a)$155       (a)$256
                                                                              (b) $23       (b)$ 70       (b)$119       (b)$256
                                                                              (c) $85       (c)$123       (c)$119       (c)$256
MITCHELL HUTCHINS SERIES TRUST
Growth and Income.........................................................    (a) $88       (a)$132       (a)$169       (a)$284
                                                                              (b) $25       (b)$ 78       (b)$133       (b)$284
                                                                              (c) $88       (c)$132       (c)$133       (c)$284


================================================================================

                                                                                               TIME PERIODS
                                                                              1 YEAR        3 YEARS       5 YEARS       10 YEARS
================================================================================================================================
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond.....................................................    (a) $85      (a)$123        (a)$155       (a)$256
                                                                              (b) $23      (b)$ 70        (b)$119       (b)$256
                                                                              (c) $85      (c)$123        (c)$119       (c)$256
Partners..................................................................    (a) $86      (a)$126        (a)$159       (a)$264
                                                                              (b) $23      (b)$ 72        (b)$123       (b)$264
                                                                              (c) $86      (c)$126        (c)$123       (c)$264

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.......................................................    (a) $89      (a)$135        (a)$175       (a)$296
                                                                              (b) $27      (b)$ 82        (b)$139       (b)$296
                                                                              (c) $89      (c)$135        (c)$139       (c)$296

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth II..................................................    (a) $90      (a)$136        (a)$177       (a)$300
                                                                              (b) $27      (b)$ 83        (b)$141       (b)$300
                                                                              (c) $90      (c)$136        (c)$141       (c)$300

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond............................................................    (a) $89      (a)$135        (a)$174       (a)$295
                                                                              (b) $27      (b)$ 81        (b)$139       (b)$295
                                                                              (c) $89      (c)$135        (c)$139       (c)$295
Worldwide Emerging Markets................................................    (a) $93      (a)$145        (a)$192       (a)$328
                                                                              (b) $30      (b)$ 92        (b)$156       (b)$328
                                                                              (c) $93      (c)$145        (c)$156       (c)$328
Worldwide Hard Assets.....................................................    (a) $89      (a)$135        (a)$175       (a)$296
                                                                              (b) $27      (b)$ 82        (b)$139       (b)$296
                                                                              (c) $89      (c)$135        (c)$139       (c)$296
Worldwide Real Estate.....................................................    (a) $87      (a)$127        (a)$161       (a)$269
                                                                              (b) $24      (b)$ 74        (b)$126       (b)$269
                                                                              (c) $87      (c)$127        (c)$126       (c)$269




                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account F
                                                    Individual and Group Annuity
================================================================================

1. The Conseco Advantage Annuity Contract

     This Prospectus describes the Conseco Advantage Fixed and Variable Annuity contract offered by Conseco Variable.

     An annuity is a contract between you, the owner, and an insurance company (in this case Conseco Variable), where the insurance company promises to pay you an income, in the form of annuity payments. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

     The contract benefits from tax-deferral. Tax-deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your contract.

     The contract is a variable annuity. You can choose among 40 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

     The contract contains a fixed account. The fixed account offers an interest rate that is guaranteed to be no less than 3% by Conseco Variable. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

     The contract also offers an interest adjustment account.

     As owner of the contract , you exercise all rights under the contract. You can change the owner at any time by notifying Conseco Variable in writing. You and another person can be named joint owners. We have described more information on this in Section 10--Other Information.

2. Annuity Payments (The Income Phase)

     Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date can be any date selected by you. Your annuity date cannot be any earlier than 90 days after we issue the Contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. You can also choose among income plans. We call those annuity options.

     We ask you to choose your annuity date when you purchase the contract. With 30 days notice to us, you can change the annuity date or annuity option at any time before the annuity date. The annuitant is the person whose life we look to when we determine annuity payments.

     You can select an annuity option any time 30 days before the annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

     On the annuity date the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is at least 4 years after your contract was issued and you choose an annuity option that has a life contingency or is for a minimum of 5 years, the value of your contract, less any premium tax and less any contract maintenance charge will be applied under the annuity option you selected. A contingent deferred sales charge will not be deducted under these circumstances.

     During the income phase, you can choose to have payments come from the investment portfolios, the fixed account or both. Payments cannot come from the interest adjustment account during the income phase. If you don't tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.

     If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

     1) the value of your contract in the investment portfolio on the annuity Date;

     2) the 3% or 5% (as you selected) assumed investment rate used in the annuity table for the contract; and

     3)   the performance of the investment portfolio(s) you selected.

     You can choose either a 5% or a 3% assumed investment rate. If the actual performance exceeds the 3% or 5% (as you selected) assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3% or 5% (as you selected), your annuity payments will decrease.

     Unless you notify us otherwise, we will pay the annuity payments to you. You can change the payee at any time prior to the annuity date. Income from any distribution will be reported to you for tax purposes.

     You can choose one of the following annuity options or any other annuity option which is acceptable to Conseco Variable. After annuity payments begin, you cannot change the annuity option.

     Option 1. Income For A Specified Period. We will pay an income for a specific number of years in equal installments.

     Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. We will make monthly annuity payments so long as the annuitant is alive. However, when the annuitant dies, if we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary.

     Option 3. Income Of Specified Amount. We will pay income of a specified amount until the principal and interest are exhausted.

     Option 4. Joint And Survivor Annuity. We will make monthly annuity payments so long as the annuitant and a joint annuitant are both alive. When either of these people die, the amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

     Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Conseco Variable may make a single lump sum payment to you. Likewise, if your annuity payments would be less than $50 a month, Conseco Variable has the right to change the frequency of payments so that your annuity payments are at least $50.

3. Purchase

Purchase Payments

     A purchase payment is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an Individual Retirement Annuity (IRA), the minimum we will accept is $2,000. For the interest adjustment account, a minimum of $2,000 is required. The maximum we accept is $2,000,000 without our prior approval.

     You can make additional purchase payments of $500 or more to a non-qualified contract and $50 to an IRA contract. However, if you select the automatic premium check option, you can make additional payments of $200 each month for non-qualified contracts and $50 each month for IRA contracts.


Allocation of Purchase Payments

     When you purchase a contract , we will allocate your purchase payment to the fixed account, a guarantee period of the interest adjustment account and/or one or more of the investment portfolios you have selected. Currently, you can allocate money in up to 15 investment portfolios at any one time. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. Currently, the minimum amount which can be allocated to the interest adjustment account is $2,000. We reserve the right to change this amount in the future.

     Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look

     If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). When you cancel the contract within this time period, Conseco Variable will not assess a contingent deferred sales charge. On the day we receive your request we will return the value of your contract. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

Accumulation Units

     The accumulation unit value for each account was arbitrarily set initially at $10.00. The value of the variable annuity portion of your contract will increase or decrease depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract , we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

     Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous period by a factor for the current period. The factor is determined by:

     1. dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period; and

     2. subtracting the daily amount of the insurance charges. The value of an accumulation unit may go up or down from day to day.

     When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

     We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

     Example: On Wednesday we receive an additional purchase payment of $4,000 from you. You have told us you want this to go to the Equity Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,000 by $12.25 and credit your contract on Wednesday night with 326.53 accumulation units for the Equity Portfolio.

4. Investment Options

Investment Portfolios

     The contract offers 40 investment portfolios which are listed below. You can invest in up to 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

     Shares of the funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain investment portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

     Conseco Variable may enter into certain arrangements under which it is reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the portfolios.

     You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses will be sent to you with your contract. See Appendix B which contains a summary of investment objectives for each portfolio.

Conseco Series Trust

     Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc., an affiliate of Conseco Variable. The following portfolios are available under the contract:

     Balanced Portfolio

     Equity Portfolio

     Fixed Income Portfolio

     Government Securities Portfolio

     Money Market Portfolio

The Alger American Fund

     The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the contract:

     Alger American Growth Portfolio

     Alger American Leveraged AllCap Portfolio

     Alger American MidCap Growth Portfolio

     Alger American Small Capitalization Portfolio

American Century Variable Portfolios, Inc.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the contract:

     VP Income & Growth

     VP International

     VP Value (long-term capital growth with income as a secondary objective)

Berger Institutional Products Trust

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Associates, Inc. is the investment adviser to all portfolios except the Berger/BIAM IPT--International Fund. BBOI Worldwide, LLC is the adviser to the Berger/BIAM IPT--International Fund. The following portfolios are available under the contract:

     Berger IPT -Growth Fund (formerly, Berger IPT -100 Fund)

     Berger IPT--Growth and Income Fund

     Berger IPT--Small Company Growth Fund

     Berger/BIAM IPT--International Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

     The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and provide day-to-day management of the Fund's investments.

Dreyfus Stock Index Fund

     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Dreyfus Variable Investment Fund

     The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the contract:

     Disciplined Stock Portfolio (seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index)

     International Value Portfolio

Federated Insurance Series

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser. The adviser changed its name from Federated Advisers to Federated Investment Management Company on March 31, 1999. Federated Global Investment Management Corp. is the sub-adviser of the Federated International Equity Fund II. The following portfolios are available under the contract:

     Federated High Income Bond Fund II

     Federated International Equity Fund II

     Federated Utility Fund II

INVESCO Variable Investment Funds, Inc.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

     INVESCO VIF - High Yield Fund (seeks high level of current income)

     INVESCO VIF - Equity Income Fund (seeks high current income with growth of capital as a secondary goal)

Janus Aspen Series

     The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the contract:

     Aggressive Growth Portfolio

     Growth Portfolio

     Worldwide Growth Portfolio

Lazard Retirement Series, Inc.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio. The following portfolios are available under the contract:

     Lazard Retirement Equity Portfolio

     Lazard Retirement Small Cap Portfolio

Lord Abbett Series Fund, Inc.

     Lord Abbett Series Fund, Inc. is a mutual fund managed by Lord, Abbett & Co. The following portfolio is available under the contract:

     Growth and Income Portfolio

Mitchell Hutchins Series Trust

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. provides advisory and administrative services to the Fund. The following portfolio is available under the contract:

     Growth and Income Portfolio

Neuberger Berman Advisers Management Trust

     Each portfolio of Neuberger Berman Advisers Management Trust invests in a corresponding series of Advisers Managers Trust. All series of Advisers Managers Trust are managed by Neuberger Berman Management Inc. The following are available under the contract:

     Limited Maturity Bond Portfolio

     Partners Portfolio (capital growth)

Strong Opportunity Fund II, Inc.

     Strong Opportunity Fund II is a mutual fund managed by Strong Capital Management, Inc. The following portfolio is available under the contract:

     Opportunity Fund II (capital growth)

Strong Variable Insurance Funds, Inc.

     Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment adviser. The following series is available under the contract:

     Strong Mid Cap Growth Fund II

Van Eck Worldwide Insurance Trust

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the contract:

     Worldwide Bond Fund

     Worldwide Emerging Markets Fund

     Worldwide Hard Assets Fund

     Worldwide Real Estate Fund

Voting Rights

     Conseco Variable is the legal owner of the investment portfolio shares. However, Conseco Variable believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. Should Conseco Variable determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

     Conseco Variable may, in the interest of shareholders, deem it necessary to discontinue one or more of the Investment Portfolios or substitute one of the Investment Portfolios you have selected with another Investment Portfolio. We will notify you of our intent to do this. We will obtain prior approval by the Securities and Exchange Commission before any such change is made.

The Fixed Account and The Interest Adjustment Account

     You can invest in the one year fixed account of Conseco Variable. The fixed account offers an interest rate that is guaranteed to be no less than 3% annually by Conseco Variable. If you select the fixed account, your money will be placed with the other general assets of Conseco Variable.

     You can also invest in one of the guarantee periods of the interest adjustment account of Conseco Variable. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn.

Transfers

     You can transfer money among the fixed account, the interest adjustment account and the investment portfolios. However, you cannot be invested in more than 15 investment portfolios, the interest adjustment account and/or the fixed account at any time.

     TRANSFERS DURING THE ACCUMULATION PHASE. You can make one transfer in a 30-day period during the accumulation phase without charge. You can make a transfer to or from the fixed account, the interest adjustment account and to or from any investment portfolio. If you make more than one transfer in a 30-day period, a transfer fee of $25 may be deducted. The following apply to any transfer during the accumulation phase:

     1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio, or $2,000 into any guarantee period of the interest adjustment account or the fixed account. This requirement is waived if the transfer is pursuant to the dollar cost averaging or rebalancing programs.

     2. You must leave at least $500 in each investment portfolio, any guarantee period of the interest adjustment account or the fixed account after you make a transfer unless the entire amount is being transferred. Transfers out of the fixed account are limited to 20% of the value of your contract every 6 months.

     3. Your request for a transfer must clearly state which investment portfolio(s), any guarantee period of the interest adjustment account or the fixed account are involved in the transfer.

     4. Your request for transfer must clearly state how much the transfer is for.

     TRANSFERS DURING THE INCOME PHASE. You can only make two transfers every year during the income phase. The two transfers are free. We measure a year from the anniversary of the day we issued your contract. The following apply to any transfer during the income phase:

     1. You can make transfers at least 30 days before the due date of the first annuity payment for which the transfer will apply.

     2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio.

     3. You must leave at least $500 in each investment portfolio (or $0 if you are transferring the entire amount) after a transfer.

     4. No transfers can be made between the fixed account and the investment portfolios. You may only make transfers between the investment portfolios.

     This product is not designed for professional market timing organizations. Conseco Variable reserves the right to modify the transfer privileges described above.

     TELEPHONE TRANSFERS. You can elect to make transfers by telephone. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless Conseco Variable is instructed otherwise, Conseco Variable will accept instructions from either you or the other owner. Conseco Variable will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. We will send you a written confirmation of the transfer. If Conseco Variable fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Dollar Cost Averaging Program

     The Dollar Cost Averaging Program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio or the fixed account to any of the other investment Portfolio(s). You cannot transfer to the interest adjustment account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

     You must have at least $2,000 in the Money Market Portfolio or the fixed account in order to participate in the dollar cost averaging program.

     All Dollar Cost Averaging transfers will be made on the first business day of the month. Dollar Cost Averaging must be between 36-60 months. Dollar cost averaging will end when the value in the Money Market Portfolio or the fixed account is zero. We will notify you when that happens.

     If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee.

Rebalancing Program

     Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $5,000, you can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed account or the interest adjustment account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing which we must receive before the next rebalancing date. If you participate in the Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Conseco Variable would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.

Asset Allocation Program

     We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation phase.

     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a contingent deferred sales charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.

Sweep Program

     You can elect to transfer (sweep) your earnings from the fixed account to the investment portfolios on a periodic and systematic basis.

5. Expenses

     There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

     Each day, Conseco Variable makes a deduction for its insurance charges. Conseco Variable does this as part of its calculation of the value of the accumulation units and the annuity units.

     The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative charge.

     o Mortality And Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily value of the contract invested in an investment portfolio. This charge is for the insurance benefits provided under the contract and certain administrative and distribution expenses associated with the contract.

     o ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the contract invested in an investment portfolio. This charge may be increased but will not exceed .25% of the average daily value of the contract invested in an investment portfolio, after expenses have been deducted. We will give you 60 days' notice if this charge is increased. This charge is for certain administrative expenses.

Contract Maintenance Charge

     During the accumulation phase, every year on the anniversary of the date when your Contract was issued, Conseco Variable deducts $30 from your contract as a contract maintenance charge. We reserve the right to change this charge but it will not be more than $60 each year. No contract maintenance charge is deducted during the income phase. This charge is for certain administrative expenses associated with the contract.

     Under current practices, Conseco Variable does not deduct this charge if the value of your contract is $50,000 or more. Conseco Variable may some time in the future discontinue this practice and deduct the charge regardless of your contract value.

     If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. The charge will be deducted if the annuity date is other than an anniversary.

Contingent Deferred Sales Charge

     During the accumulation phase, you can make withdrawals from your contract. Conseco Variable keeps track of each purchase payment.

   Every year you can take money out of your contract, without charge, of an amount equal to the greater of:

     o 10% of the value of your contract (if you do not use the 10% in any year, it may not be carried over to the next year), or

     o the IRS minimum distribution requirement for this contract if it was issued under an Individual Retirement Annuity, or

     o the total of your purchase payments that have been in the contract more than 7 complete years.

     Withdrawals in excess of these amounts will be charged a contingent deferred sales charge which equals:

No. Of Years                                                        Contingent
From Receipt                                                      Deferred Sales
Of Purchase Payment                                                   Charge
- ------------------------------------------------------------------------------
First Year ....................................................        7%
Second Year ...................................................        7%
Third Year ....................................................        6%
Fourth Year ...................................................        5%
Fifth Year ....................................................        4%
Sixth Year ....................................................        3%
Seventh Year ..................................................        2%
Eighth Year and more ..........................................        0%

     In addition, the following circumstances further limit or reduce withdrawal charges:

     o for issue ages up to 52, there is no contingent deferred sales charge made after the 15th contract year and later;

     o for issue ages 53 to 56, there is no contingent deferred sales charge made after you attain age 67 or later;

     o for issue ages 57 and later, any otherwise applicable contingent deferred sales charge will be multiplied by a factor ranging from .9 to 0 for contract years one through ten and later, respectively.

     The contingent deferred sales charge is assessed against each purchase payment withdrawn and will reduce the remaining value of your contract. For purposes of the contingent deferred sales charge, Conseco Variable treats withdrawals as coming from the oldest purchase payment first. The contingent deferred sales charge compensates us for expenses associated with selling the contract.


     Note: For tax purposes, withdrawals are generally considered to have come from earnings first.

     Conseco Variable does not assess the contingent deferred sales charge on death benefits or on any payments paid out as annuity payments if your annuity date is at least four years after we issue your contract and your annuity option has a life contingency or is for a minimum of 5 years.

Reduction or Elimination of the Contingent Deferred Sales Charge

     Conseco Variable will reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Conseco Variable. Conseco Variable will not deduct a contingent deferred sales charge when a contract is issued to an officer, director or employee or Conseco Variable or any of its affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.

Transfer Fee

     You can make one free transfer every 30 days during the accumulation phase. If you make more than one transfer in a 30-day period, you could be charged a transfer fee of $25 per transfer. We reserve the right to change the transfer fee. The transfer fee is deducted from the account from which the transfer was made. If the entire amount in the account is transferred, the fee will be deducted from the amount transferred. If you transfer money from more than one account, the charge is deducted from the account with the largest balance. The two transfers permitted each year during the income phase are free.

     All reallocations made in the same day count as one transfer. Transfers made at the end of the free look period by us are not counted in determining the transfer fee. If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Sweep Program it will not count in determining the transfer fee.



Premium Taxes

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Conseco Variable is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is Conseco Variable's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the contract. Conseco Variable may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

Income Taxes

     Conseco Variable will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

     There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

6. Taxes

     Note: Conseco Variable has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Conseco Variable has included in the statement of additional information an additional discussion regarding taxes.

Annuity Contracts in General

     Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -qualified or non-qualified (see following sections).

     You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs--either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

     When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified And Non-Qualified Contracts

     If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an Individual Retirement Annuity (IRA), your contract is referred to as a non-qualified contract.

     If you purchase the contract under a pension plan, specially sponsored program or an IRA, your contract is referred to as a qualified contract.

Withdrawals--Non-Qualified Contracts

     If you make a withdrawal from your contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  which come from purchase payments made prior to August 14, 1982.

Withdrawals--Qualified Contracts

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. This penalty will be increased to 25% for withdrawals from SIMPLE IRA's within the first two years of your contract. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3)  paid if you become totally disabled (as that term is defined in Code);

     (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

     (5)  paid to you after you have attained age 55 and left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid from an IRA for medical insurance (as defined in the Code);

     (9)  paid from an IRA for qualified higher education expenses; or

     (10) paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).

     The exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

     We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

     The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:

     (1)  reaches age 59 1/2;

     (2)  leaves his or her job;

     (3)  dies;

     (4)  becomes disabled (as that term is defined in the Code);

     (5)  in the case of hardship; or

     (6) pursuant to a qualified domestic relations order, if otherwise permitted.

     However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the investment portfolios are being managed so as to comply with the requirements.

Investor Control

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

     Due to the uncertainty in this area, Conseco Variable reserves the right to modify the contract as reasonably deemed necessary to maintain favorable tax treatment.

7. Access To Your Money

     You can have access to the money in your contract :

     o    by making a withdrawal (either a partial or a complete withdrawal);

     o    by electing to receive annuity payments; or

     o    when a death benefit is paid to your beneficiary.

     In general, withdrawals can only be made during the accumulation phase.

     When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax less, any contract maintenance charge.

     You must tell us which account (investment portfolio(s), the interest adjustment account and/or the fixed account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, the interest adjustment account or the fixed account must be for at least $500. Conseco Variable requires that after a partial withdrawal is made there must be at least $500 left in your contract.

     Conseco Variable will pay the amount of any withdrawal from the investment portfolios within 7 days of your request in good order unless the suspension of payments or transfers provision (see below) is in effect.

     Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

     There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) (tax-sheltered annuity) plan. For a more complete explanation, see Section 6.--Taxes and the discussion in the Statement of Additional Information.

Systematic Withdrawal Program

     The Systematic Withdrawal Program allows you to choose to receive your automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You cannot take systematic withdrawals from the interest adjustment account. You can instruct us to withdraw a specific amount which can be a percentage of the value of your contract or a dollar amount. All systematic withdrawals will be withdrawn from the fixed account and the investment portfolio(s) on a pro-rata basis. The systematic withdrawal program will end any time you designate. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. Conseco Variable does not have any charge for this program, however, the withdrawal may be subject to a contingent deferred sales charge. For a discussion of the contingent deferred sales charge, see Section 5--Expenses.

     All systematic withdrawals will be paid on the last business day of the month (beginning with the first full month after you bought your contract).

     You may not participate in the Systematic Withdrawal Program and the Dollar Cost Averaging Program at the same time.

     Income taxes, tax penalties and certain restrictions (under 403(b) contracts) may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

     Conseco Variable may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or Conseco Variable cannot reasonably value the shares of the investment portfolios;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     Conseco Variable has reserved the right to defer payment for a withdrawal or transfer from the fixed account and/or the interest adjustment account for the period permitted by law but not for more than six months.

8.   Performance

     Conseco Variable may periodically advertise performance of the annuity investment in the various investment portfolios. Conseco Variable will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the portfolio.

     For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

     Conseco Variable may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

9.   Death Benefit

Upon Your Death

     If you die before annuity payments begin, Conseco Variable will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first owner dies. The surviving joint owner will be treated as the beneficiary.

     If death occurs prior to age 90, the amount of the death benefit will be the greater of:

     (1) the value of your contract at the time Conseco Variable receives proof of death and a payment election; or

     (2) the total purchase payments you have made, less any adjusted partial withdrawals, increased by 5% each year up to the date of death.

     Adjusted partial withdrawal means the amount of the partial withdrawal multiplied by the amount of the death benefit just before the partial withdrawal divided by the value of your contract just before the partial withdrawal. A partial withdrawal is the amount paid to you plus any taxes withheld less any contingent deferred sales charge.

     If death occurs at age 90 or later, the death benefit will be the contract value at the time Conseco Variable receives proof of death and a payment election.

     The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the Contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Different rules may apply in the case of an Individual Retirement Annuity.

     If you or any joint owner (who is not the annuitant) dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution prior to the death of the owner or joint owner. If you die during the income phase, the beneficiary becomes the owner. If any joint owner dies during the income phase, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary on record at the time of death will be treated as a contingent beneficiary. Different rules may apply in the case of an Individual Retirement Annuity.

Death Of Annuitant

     If the annuitant, who is not an owner or joint owner, dies during the accumulation phase, you can name a new annuitant. Unless another annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

     Upon the death of the annuitant during the income phase, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

10.  Other Information

Conseco Variable

     Conseco Variable Insurance Company was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company. In certain states, we may still use the name Great American Reserve Insurance Company until our name change is approved in the state. It is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly- owned subsidiary of Conseco, Inc. Headquartered in Carmel, Indiana, Conseco, Inc. is one of middle America's leading sources for investment, insurance and lending products. Through its subsidiaries and a nationwide network of insurance agents and finance dealers, Conseco, Inc. provides solutions for both wealth protection and wealth creation to more than 12 million customers.



The Separate Account

     Conseco Variable has established a separate account to hold the assets that underlie the contracts. Conseco Variable Annuity Account F serves the variable annuity portion of the contract. Prior to May 1, 1999, Conseco Variable Annuity Account F was known as Great American Reserve Variable Annuity Account F. The Board of Directors of Conseco Variable adopted a resolution to establish the Separate Account under Texas Insurance law on September 26, 1997. Conseco Variable Annuity Account F is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Conseco Variable Annuity Account F is divided into sub-accounts.

     The assets of the Separate Account are held in Conseco Variable's name on behalf of the Separate Account and legally belong to Conseco Variable. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Conseco Variable may issue.

Distributor

     Conseco Equity Sales, Inc. (CES), 11815 N. Pennsylvania Street, Carmel, Indiana 46032, acts as the distributor of the contracts. CES, an affiliate of Conseco Variable, is registered as a broker-dealer under the Securities Exchange Act of 1934. CES is a member of the National Association of Securities Dealers, Inc.

     Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers commissions may cost up to 8.25% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. Conseco Variable may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

Ownership

     The contract is a group allocated fixed and variable deferred annuity contract. This group contract is issued to a contract holder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract refers to your certificate. In some states, an individual fixed and variable deferred annuity contract may be available instead, which is identical to the group contract described in this prospectus except that it is issued directly to the owner.

     Spousal joint owners are allowed with this contract (except if it is issued pursuant to a qualified plan). Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

     The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

     You can assign the contract at any time during your lifetime. Conseco Variable will not be bound by the assignment until it receives the written notice of the assignment. Conseco Variable will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

     If the contract is issued pursuant to a qualified plan, there are limitations on your ability to assign the contract.

Financial Statements

     The financial statements of Conseco Variable which are included in the Statement of Additional Information should be considered only as bearing on the ability of Conseco Variable to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the investment portfolios. The value of the investment portfolios is affected primarily by the performance of the underlying investments.

     The financial statements of Conseco Variable Annuity Account F are included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information


Company
Independent Accountants
Legal Opinions
Distribution
Calculation of Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements

Appendix A-Condensed Financial Information

Accumulation Unit Value History

     The following schedule includes Accumulation Unit values for the period indicated. This data has been taken from the Conseco Variable Annuity Account F's financial statements. This information should be read in conjunction with Conseco Variable Annuity Account F's financial statements and related notes which are included in the Statement of Additional Information.



                                              Year Ended          Period ended
SUB-ACCOUNT                                    12/31/99             12/31/98
- ------------------------------------------------------------------------------
Balanced
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.510
  No. of Accum. Units Outstanding.............................       399,217
Equity
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.878
  No. of Accum. Units Outstanding.............................       446,344
Fixed Income
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.392
  No. of Accum. Units Outstanding.............................       308,576
Government Securities
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.480
  No. of Accum. Units Outstanding.............................       153,270
Money Market
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.335
  No. of Accum. Units Outstanding.............................       779,777
Alger American Growth
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $13.913
  No. of Accum. Units Outstanding.............................       436,443
Alger American Leveraged AllCap
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $14.867
  No. of Accum. Units Outstanding.............................       109,259
Alger American MidCap Growth
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $12.391
  No. of Accum. Units Outstanding.............................       155,496
Alger American Small Capitalization
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $11.196
  No. of Accum. Units Outstanding.............................       153,227



                                               Year Ended         Period ended
SUB-ACCOUNT                                     12/31/99            12/31/98
- ------------------------------------------------------------------------------
VP Income & Growth
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $12.058
  No. of Accum. Units Outstanding.............................       351,625
VP International
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $11.110
  No. of Accum. Units Outstanding.............................       115,687
VP Value
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.217
  No. of Accum. Units Outstanding.............................       171,138
Berger IPT -Growth
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.694
  No. of Accum. Units Outstanding.............................        74,889
Berger IPT Growth and Income
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $12.237
  No. of Accum. Units Outstanding.............................       153,114
Berger IPT Small Company Growth
  Beginning of Period.........................................       $10.000
  End of Period...............................................        $9.799
  No. of Accum. Units Outstanding.............................       112,140
Berger/BIAM IPT International
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.806
  No. of Accum. Units Outstanding.............................        20,704
The Dreyfus Socially Responsible Growth
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $12.261
  No. of Accum. Units Outstanding.............................       212,780
Dreyfus Stock Index
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $12.120
  No. of Accum. Units Outstanding.............................     1,229,906
Disciplined Stock
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.726
  No. of Accum. Units Outstanding.............................        64,622
International Value
  Beginning of Period.........................................       $10.000
  End of Period...............................................        $9.423
  No. of Accum. Units Outstanding.............................        14,881
Federated High Income Bond II
  Beginning of Period.........................................       $10.000
  End of Period...............................................        $9.906
  No. of Accum. Units Outstanding.............................       449,248
Federated International Equity II
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $11.457
  No. of Accum. Units Outstanding.............................        49,555
Federated Utility II
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $11.388
  No. of Accum. Units Outstanding.............................       227,545


                                                 Year Ended       Period ended
SUB-ACCOUNT                                       12/31/99          12/31/98
- ------------------------------------------------------------------------------
INVESCO VIF - High Yield
  Beginning of Period.........................................       $10.000
  End of Period...............................................        $9.512
  No. of Accum. Units Outstanding.............................       119,637
INVESCO VIF - Equity Income
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.300
  No. of Accum. Units Outstanding.............................        80,397
Aggressive Growth
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $12.864
  No. of Accum. Units Outstanding.............................       189,516
Growth
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $12.663
  No. of Accum. Units Outstanding.............................       424,913
Worldwide Growth
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $11.887
  No. of Accum. Units Outstanding.............................       698,806
Lazard Retirement Equity
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.950
  No. of Accum. Units Outstanding.............................        93,997
Lazard Retirement Small Cap
   Beginning of Period........................................       $10.000
  End of Period...............................................        $9.311
  No. of Accum. Units Outstanding.............................        45,538
Growth and Income (Lord Abbett)
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.812
  No. of Accum. Units Outstanding.............................       240,000
Growth and Income (Mitchell Hutchins)
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $11.030
  No. of Accum. Units Outstanding.............................        23,636
Limited Maturity Bond
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.229
  No. of Accum. Units Outstanding.............................       308,953
Partners
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.056
  No. of Accum. Units Outstanding.............................       308,591
Strong Opportunity II
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $10.886
  No. of Accum. Units Outstanding.............................       181,752
Strong Mid Cap Growth II
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $12.506
  No. of Accum. Units Outstanding.............................        53,572
Worldwide Bond
  Beginning of Period.........................................       $10.000
  End of Period...............................................       $11.014
  No. of Accum. Units Outstanding.............................        31,389


                                              Year Ended          Period ended
SUB-ACCOUNT                                    12/31/99             12/31/98
- ------------------------------------------------------------------------------
Worldwide Emerging Markets
  Beginning of Period.........................................       $10.000
  End of Period...............................................        $6.734
  No. of Accum. Units Outstanding.............................        36,153
Worldwide Hard Assets
  Beginning of Period.........................................       $10.000
  End of Period...............................................        $7.059
  No. of Accum. Units Outstanding.............................        12,476
Worldwide Real Estate
  Beginning of Period.........................................       $10.000
  End of Period...............................................        $8.643
  No. of Accum. Units Outstanding.............................        25,254

================================================================================


                           APPENDIX B

                PARTICIPATING INVESTMENT PORTFOLIOS


Below are the investment objectives and strategies of each investment portfolio available under the contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:

Balanced Portfolio

Investment Objective: The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

Equity Portfolio

Investment Objective: The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

Fixed Income Portfolio

Investment Objective: The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

Government Securities Portfolio

Investment Objective: The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

Money Market Portfolio

Investment Objective: The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations and short-term corporate debt securities.

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the contract:

Alger American Growth Portfolio

Investment Objective: The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

Alger American Leveraged AllCap Portfolio

Investment Objective: The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money up to one-third of its total assets to buy additional securities.

Alger American MidCap Growth Portfolio

Investment Objective: The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Alger American Small Capitalization Portfolio

Investment Objective: The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the contract:

VP Income & Growth Fund

Investment Objective: The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP International Fund

Investment Objective: The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value
over time.   This strategy looks for companies with earnings and revenue growth.

VP Value Fund

Investment Objective: The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Associates, Inc. is the investment advisor for the Berger IPT-Growth Fund, the Berger IPT-Growth and Income Fund and the Berger IPT-Small Company Growth Fund. BBOI Worldwide, LLC is the investment advisor for the Berger/ BIAM IPT-International Fund. The following portfolios are available under the contract:

Berger IPT-Growth Fund (formerly, Berger IPT -100 Fund)

Investment Objective: The Berger IPT-Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong earnings growth.

Berger IPT-Growth and Income Fund

Investment Objective: The Berger IPT-Growth and Income Fund aims for capital appreciation and has a secondary goal of providing a moderate level of current income. In pursuing these goals, the fund primarily invests in the securities of well-established, growing companies.

Berger IPT-Small Company Growth Fund

Investment Objective: The Berger IPT-Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid earnings growth.

Berger/BIAM IPT-International Fund

Investment Objective: The Berger/BIAM IPT-International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

Investment Objective: The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND

The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

Investment Objective: The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND

The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the contract:

Disciplined Stock Portfolio

Investment Objective: The Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

International Value Portfolio

Investment Objective: The International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple portfolios.
Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II and Federated Global Investment Management Corp is the adviser to the Federated International Equity Fund II. The following portfolios are available under the contract:

Federated High Income Bond Fund II

Investment Objective: The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

Federated Utility Fund II

Investment Objective: The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services such as electricity, gas and telecommunications.

Federated International Equity Fund II

Investment Objective: The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF - Equity Income Fund

Investment Objective: The INVESCO VIF - Equity Income Fund's primary goal is high current income, with growth of capital as a secondary objective. The fund normally invests at least 65% of its assets in dividend-paying common and preferred stocks, although in recent years that percentage has been somewhat higher.

INVESCO VIF - High Yield Fund

Investment Objective: The INVESCO VIF - High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests substantially all of its assets in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

JANUS ASPEN SERIES

Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your contract:

Aggressive Growth Portfolio

Investment Objective: The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

Growth Portfolio

Investment Objective: The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Worldwide Growth Portfolio

Investment Objective: The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

Lazard Retirement Equity Portfolio

Investment Objective: The Lazard Retirement Equity Portfolio seeks long-term capital appreciation. The portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies (those whose total market value is more than $1 billion) that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

Lazard Retirement Small Cap Portfolio

Investment Objective: The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation. The portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the contract:

Growth & Income Portfolio

Investment Objective: The Growth & Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

MITCHELL HUTCHINS SERIES TRUST

Mitchell Hutchins Series Trust is a mutual fund. Mitchell Hutchins Asset Management Inc. is the investment adviser of the fund. The following portfolio is available under the contract:

Growth and Income Portfolio

Investment Objective: The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying stocks of companies that its investment adviser believes have potential for rapid earnings growth.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management Inc. The following portfolios are available under the contract:

Limited Maturity Bond Portfolio

Investment Objective: The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities.

Partners Portfolio

Investment Objective: The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

STRONG OPPORTUNITY FUND II, INC.

Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

Opportunity Fund II

Investment Objective: The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, inc. is the investment advisor for the fund. The following portfolio is available under the contract:

Mid-Cap Growth Fund II

Investment Objective: The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospectus for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the contract:

Worldwide Bond Fund

Investment Objective: The Worldwide Bond Fund seeks high total return income plus capital appreciation by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors' Service.

Worldwide Emerging Markets Fund

Investment Objective: The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

Worldwide Hard Assets Fund

Investment Objective: The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

Worldwide Real Estate Fund

Investment Objective: The Worldwide Real Estate Fund seeks a high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.


- ------------------------------------------------------------------------------
     If you would like a free copy of the Statement of Additional Information dated May 1, 2000 for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account F fixed and variable annuity at the following address:

         Name: _________________________________________________________________

         Mailing Address: ______________________________________________________

         _______________________________________________________________________

                                   Sincerely,


             ______________________________________________________
                                   (Signature)

- ------------------------------------------------------------------------------

                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

(C) 2000, Conseco Variable Insurance Company



                                    PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         INDIVIDUAL AND GROUP FIXED AND
                       VARIABLE DEFERRED ANNUITY CONTRACTS

                                    issued by

                       CONSECO VARIABLE ANNUITY ACCOUNT F

                                       and

                       CONSECO VARIABLE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000, FOR THE INDIVIDUAL AND GROUP FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WHICH ARE DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL US AT (800) 342-6307 OR WRITE US AT OUR ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET, CARMEL, INDIANA 46032.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2000.



                                TABLE OF CONTENTS

                                                                            PAGE
COMPANY...................................................................

INDEPENDENT ACCOUNTANTS...................................................

LEGAL OPINIONS............................................................

DISTRIBUTION..............................................................
    Reduction or Elimination of the Contingent Deferred Sales Charge......

CALCULATION OF PERFORMANCE INFORMATION....................................
    Total Return..........................................................
    Performance Information...............................................
    Historical Unit Values................................................
    Reporting Agencies....................................................
FEDERAL TAX STATUS........................................................
    General...............................................................
    Diversification.......................................................
    Multiple Contracts....................................................
    Contracts Owned by Other than Natural Persons.........................
    Tax Treatment of Assignments..........................................
    Death Benefits........................................................
    Income Tax Withholding................................................
    Tax Treatment of Withdrawals - Non-Qualified Contracts................
    Qualified Plans.......................................................
    Tax Treatment of Withdrawals - Qualified Contracts....................
    Tax-Sheltered Annuities - Withdrawal Limitations......................
    Mandatory Distributions - Qualified Plans.............................

ANNUITY PROVISIONS........................................................
    Variable Annuity Payout...............................................
    Annuity Unit..........................................................
    Fixed Annuity Payout..................................................

FINANCIAL STATEMENTS .....................................................



COMPANY

     Information regarding Conseco Variable Insurance Company ("Company" or "Conseco Variable") is contained in the prospectus. On October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name.

INDEPENDENT ACCOUNTANTS

     The financial statements of Conseco Variable as of December 31, 1999 and 1998, and for the years ended December 31, 1999, 1998 and 1997, included in the prospectus, have been audited by ___________________________, independent accountants, as set forth in their report appearing therein.

LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the prospectus.

DISTRIBUTION

     Conseco Equity Sales, Inc., an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

     The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

     From time to time, we may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

     Any such advertisement will include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Contingent Deferred Sales Charges.

     The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Contract Maintenance Charge and Contingent Deferred Sales Charge. The deduction of any Contract Maintenance Charge and Contingent Deferred Sales Charge would reduce any percentage increase or make greater any percentage decrease.

     The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Contingent Deferred Sales Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)^n = ERV
   Where:
   P =   a hypothetical initial payment of $1,000
   T =   average annual total return
   n =   number of years
   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

     You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an your total return may be in any future period.

Performance Information

     The Contracts are relatively new and therefore do not have a meaningful investment performance history. However, the corresponding Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios affects Accumulation Unit values, the Company may develop performance information. The information will be based upon the historical experience of the Portfolios and will be for the periods shown.

     Actual performance will vary and the results which may be shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially. The performance of the Accumulation Units will be calculated for a specified period of time assuming an initial Purchase Payment of $1,000 allocated to each Portfolio and a deduction of all charges and deductions (see "Expenses" in the Prospectus for more information).

     Performance may also be shown without certain charges being included. If the charges were included in the calculations, the performance would be lower. The percentage increases are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value.

HISTORICAL UNIT VALUES

     The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

     In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

     The  Company  may also  distribute  sales  literature  which  compares  the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

     The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

     The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

FEDERAL TAX STATUS

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

     Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.


DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     Regulations issued by the Treasury Department ("the Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

     An assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should they wish to assign or pledge your Contract.

     If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Section 408 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

     All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain  distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. INDIVIDUAL RETIREMENT ANNUITIES

The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   SIMPLE IRAs

Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   ROTH IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59 1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, ("conversion deposits") unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans. While participants in such Plans may be permitted to specify the form of investment in which their Plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors until December 31, 1998, or such earlier date as may be established by Plan amendment. However, amounts deferred under a Plan created on or after August 20, 1996 and amounts deferred under any 457 Plan after December 31, 1998 must be held in trust, custodial account or annuity contract for the exclusive benefit of Plan participants and their beneficiaries. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 ($8,000 beginning in 1998, as indexed for inflation) or 33 1/3 percent of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). This penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order;(g) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual  Retirement  Annuity  without the  requirement  that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS - QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. There are no mandatory distribution requirements for Roth IRAs prior to death. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

ANNUITY PROVISIONS

     The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

     A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

     1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

     2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

     The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

ANNUITY UNIT

     The value of an annuity unit was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

     1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the immediately preceding valuation period.

     2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days assumed investment rate.

FIXED ANNUITY PAYOUT

     A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                              FINANCIAL STATEMENTS

     The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

(to be filed by amendment)


                                    PART C
                              OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

A.   FINANCIAL STATEMENTS

The financial statements of Conseco Variable Annuity Account F (the "Separate Account") and the financial statements of Conseco Variable Insurance Company (the "Company") will be filed by amendment.

B.   EXHIBITS

1.   Resolution   of  Board  of  Directors  of  the  Company   authorizing   the
     establishment of the Separate Account.*

2.   Not Applicable.

3.  (i)  Form of Principal Underwriters Agreement.**
    (ii) Form of Selling Agreement.*

4.  (i)    Individual Fixed and Variable Deferred Annuity
           Contract.*
    (ii)   Allocated Fixed and Variable Group Annuity
           Contract.*
    (iii)  Allocated Fixed and Variable Group Annuity
           Certificate.*
    (iv)   Endorsement Amending MVA Provision

5.   Application Form.*

6.  (i) Articles of Incorporation of the Company.*
   (ii) Bylaws of the Company.*

7.   Not Applicable.

8. (i) Form of Fund Participation Agreement by and among The Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.**

     (ii) Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.**

     (iii)Form of Fund  Participation  by and  between  Great  American  Reserve
          Insurance   Company,   Insurance   Management   Series  and  Federated
          Securities Corp.**

     (iv) Form of Fund Participation between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.**

     (v) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.**

     (vi) Form of Fund  Participation  Agreement by and between American Century
          Investment  Services,   Inc.  and  Great  American  Reserve  Insurance
          Company.**

     (vii)Form  of  Fund   Participation   Agreement  between  INVESCO  Variable
          Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.***

9.   Opinion and Consent of Counsel (to be filed by amendment).

10.  Consent of Independent Accountants (to be filed by amendment).

11.  Not Applicable.

12.  Not Applicable.

13.  Not Applicable.

14.  Not Applicable.

15. Company Organizational Chart.**

27. Not Applicable.

*Incorporated by reference to Registrant's Form N-4 filed electronically on November 14, 1997.

**Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 filed electronically on February 3, 1998.

***Incorporated by reference to Great American Reserve Variable Annuity Account G, Form N-4, File Nos. 333-00373 and 811-07501, filed electronically on January 23, 1996.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following are the Executive Officers and Directors of the Company which are engaged directly or indirectly in activities relating to the Registrant or the Contracts offered by the Registrant:


Name and Principal              Position and Offices
  Business Address*                with Depositor
-------------------  ---------------------------------------

Ngaire E. Cuneo         Director

Stephen C. Hilbert      Director and Chairman of the Board

Rollin M. Dick          Director, Executive Vice President and
                        Chief Financial Officer

Thomas J. Kilian        Director and President

John J. Sabl            Director, Executive Vice President, General
                        Counsel and Secretary

James S. Adams          Senior Vice President and Treasurer

*The Principal business address for all officers and directors listed above is 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Company organizational chart was filed as Exhibit 15 in Registrant's Pre-Effective Amendment No. 1 and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2000, there were 5,096 Non-Qualified Contract Owners and 6,793 Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that:

     The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than the Registrant):
     Conseco Variable Annuity Account C
     Conseco Variable Annuity Account E
     Conseco Variable Annuity Account G
     Conseco Variable Annuity Account H
     Conseco Fund Group
     Rydex Advisor Variable Annuity Account
     BMA Variable Life Account A

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

     Name and Principal              Positions and Offices
     Business Address                  with Underwriter
 ------------------------  ---------------------------------------

     L. Gregory Gloeckner      President and Director

     William P. Kovacs         Vice President, Senior Counsel,
                               Secretary and Director

     James S. Adams            Senior Vice President, Treasurer
                               and Director

     William T. Devanney, Jr.  Senior Vice President, Corporate
                               Taxes

     Christene H. Darnell      Vice President, Management
                               Reporting

     Donald B. Johnston        Vice President, National Sales Director


(c)   Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

       Lowell Short, whose address is 11825 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


     e. The Securities and Exchange Commission (the "SEC") issued the American Counsel of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2)  Include   appropriate   disclosure   regarding   the   redemption
     restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.




                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Carmel, and State of Indiana on this 2nd day of March, 2000.

                               CONSECO VARIABLE ANNUITY
                               ACCOUNT F
                               Registrant

                           By: CONSECO VARIABLE INSURANCE COMPANY

                           By: /s/THOMAS J. KILIAN
                               ------------------------------




                           By: CONSECO VARIABLE INSURANCE COMPANY
                                Depositor

                           By: /s/THOMAS J. KILIAN
                               -------------------------------




As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                        TITLE                    DATE
------------------------  --------------------------  ---------------

                               Director
------------------------                              -----------------
Ngaire E. Cuneo

/s/THOMAS J. KILIAN            Director                 3-2-00
------------------------                              -----------------
Thomas J. Kilian


                           Director and Chairman of
/s/STEPHEN C. HILBERT      of the Board (Principal       3-2-00
------------------------   Executive Officer)          -----------------
Stephen C. Hilbert

/s/ROLLIN M. DICK          Director, Executive Vice      3-2-00
------------------------   President and Chief         -----------------
Rollin M. Dick             Financial Officer
                           (Principal Financial
                           Officer)


/s/JOHN J. SABL            Director                      3-2-00
-----------------------                               ----------------
John J. Sabl

/s/JAMES S. ADAMS         Senior Vice President and      3-2-00
-----------------------   Treasurer (Chief Accounting ---------------
James S. Adams            Officer)


                        EXHIBITS TO POST-EFFECTIVE
                           AMENDMENT NO. 5 TO
                                FORM N-4

                            INDEX TO EXHIBITS


EX-99.B4(iv)   Endorsement Amending MVA Provision